Note 4 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the effect of adoption of new accounting pronouncuement [text block]
December 31, 2018	Note	As reported	Adjustments	Amounts without adoption of IFRS 15
Assets
Prepaid and other receivables		$101,539	$25,610	$75,929
Total Assets		1,302,004	25,610	1,276,394

Liabilities
Contract liabilities	11	217,259	217,259	-
Total Liabilities		743,410	217,259	526,151

Equity
Deficit		(25,040,050)	(191,649)	(24,848,402)
Total equity		558,594	(191,649)	750,243

Total equity and liabilities		1,302,004	25,610	1,276,394
For the year ended December 31, 2018	Note	As reported	Adjustments	Amounts without adoption of IFRS 15
Revenue		$1,940,182	$(126,400)	$2,066,582
Direct costs		271,020	(20,445)	291,465
Net Profit / (Loss) for the Year		(104,156)	105,955	1,799
Total Comprehensive Income (Loss)		(71,954)	105,955	34,001